Events after the reporting period (Details) - Subsequent events [Member]			2 Months Ended	6 Months Ended
	Feb. 14, 2024 USD ($) NVIDIA	Jan. 16, 2024 USD ($) Miners	Feb. 15, 2024 USD ($) shares	Nov. 30, 2024 USD ($)
Events after the reporting periods [Abstract]
Shares issued under the ATM Facility (in shares) | shares			19,660,120
Shares issued under ATM Facility			$ 92,938,000
Additional NVIDIA purchased | NVIDIA	568
Cost of artificial intelligence	$ 22,000,000
Miner Purchase Option with Bitmain [Member] | Mining assets [member]
Events after the reporting periods [Abstract]
Number of Bitmain miners purchased | Miners		5,000
Hashrate capacity of Bitmain T21 miners		1
Contract cost of Bitmain T21 miners		$ 13,300,000		$ 127,680,000
Non-refundable deposit paid as initial down payment		$ 12,768,000
Percentage of initial down payment of deposit		10.00%
Additional Bitmain miners purchased | Miners		48,000
Increase in Hashrate operating capacity of Bitmain T21 miners		9.1